UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21053

Name of Fund: BlackRock Virginia Municipal Bond Trust (BHV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Virginia Municipal Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock Virginia Municipal Bond Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
District of Columbia - 11.6%
Transportation - 11.6%	Metropolitan Washington Airports Authority, D.C., Airport
	System Revenue Bonds, AMT, Series A, 5.25%,
	10/01/32 (a)(b)	$1,500	$ 1,393,275
	Metropolitan Washington Airports Authority, D.C., Airport
	System Revenue Bonds, AMT, Series B, 5%,
	10/01/34 (c)	250	225,433
	Metropolitan Washington Airports Authority, D.C., Airport
	System Revenue Refunding Bonds, Series B,
	5%, 10/01/29	1,000	993,620
	Total Municipal Bonds in District of Columbia		2,612,328
Multi-State - 7.2%
Housing - 7.2%	Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (d)(e)	1,500	1,629,765
Puerto Rico - 4.5%
Tobacco - 4.5%	Children's Trust Fund Project of Puerto Rico, Tobacco
	Settlement Revenue Refunding Bonds, 5.375%, 5/15/33	1,215	1,007,405
Virginia - 123.8%
Corporate - 13.3%	Chesterfield County, Virginia, EDA, Solid Waste and Sewer
	Disposal Revenue Bonds (Virginia Electric Power Company),
	AMT, Series A, 5.60%, 11/01/31	500	451,045
Isle Wight County, Virginia, IDA, Environmental
	Improvement Revenue Bonds, AMT, Series A,
	5.70%, 11/01/27	1,300	999,830
	King George County, Virginia, IDA, Solid Waste Disposal
	Facility Revenue Bonds (Waste Management, Inc.), AMT,
	Series A, 6%, 6/01/23	500	498,775
	Louisa, Virginia, IDA, PCR, Refunding (Virginia Electric and
	Power Company Project), Series A, 5.375%,
	11/01/35	1,000	1,046,250
			2,995,900
County/City/Special	Celebrate North Community Development Authority,
District/School District - 19.4%	Virginia, Special Assessment Revenue Bonds,
	Series B, 6.75%, 3/01/34	1,500	1,052,145

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
EDA	Economic Development Authority	PCR	Pollution Control Revenue Bonds
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes
HDA	Housing Development Authority

BlackRock Virginia Municipal Bond Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Dulles Town Center, Virginia, Community Development
	Authority, Special Assessment Tax (Dulles Town Center
	Project), 6.25%, 3/01/26	$ 955	$ 699,003
	Hampton, Virginia, Public Improvement,
	GO, 5%, 4/01/20	1,000	1,068,840
	Prince William County, Virginia, Lease Participation
	Certificates, 5%, 12/01/21	1,275	1,333,561
	The Shops at White Oak Village Community Development
	Authority, Virginia, Special Assessment Revenue Bonds,
	5.30%, 3/01/17	250	207,947
			4,361,496
Education - 7.5%	Virginia College Building Authority, Educational Facilities
	Revenue Refunding Bonds (Washington and Lee University
	Project), 5.25%, 1/01/26 (b)	500	565,460
	Virginia College Building Authority, Educational Facilities
	Revenue Refunding Bonds (Washington and Lee University
	Project), 5.25%, 1/01/31 (b)	1,000	1,113,940
			1,679,400
Health - 23.5%	Danville, Virginia, IDA, Hospital Revenue Refunding Bonds
	(Danville Regional Medical Center), 5.25%,
	10/01/28 (f)(g)	1,500	1,691,655
	Fairfax County, Virginia, EDA, Residential Care Facilities,
	Mortgage Revenue Refunding Bonds (Goodwin House, Inc.),
	5.125%, 10/01/37	1,000	737,260
	Fairfax County, Virginia, IDA, Health Care Revenue
Refunding Bonds (Inova Health System Project),
	Series A, 5.50%, 5/15/35	1,000	1,016,070
	Henrico County, Virginia, EDA, Revenue Refunding Bonds
	(Bon Secours Health System, Inc.), Series A, 5.60%,
	11/15/12 (h)	60	68,386
	Henrico County, Virginia, EDA, Revenue Refunding Bonds
	(Bon Secours Health System, Inc.), Series A, 5.60%,
	11/15/30	1,440	1,447,142
	Peninsula Ports Authority, Virginia, Residential Care
	Facilities, Revenue Refunding Bonds (Baptist Homes), Series
	C, 5.40%, 12/01/33	500	336,460
			5,296,973
Housing - 17.9%	Virginia State, HDA, Commonwealth Mortgage Revenue
	Bonds, Series H, Sub-Series H-1, 5.375%, 7/01/36 (b)	3,000	3,017,190
	Virginia State, HDA, Rental Housing
	Revenue Bonds, Series B, 5.625%, 6/01/39	1,000	1,026,550
			4,043,740
State - 8.7%	Virginia College Building Authority, Educational Facilities
Revenue Bonds (Public Higher Education Financing
	Program), Series A, 5%, 9/01/33	1,000	1,025,250

BlackRock Virginia Municipal Bond Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Virginia State Public School Authority Revenue Bonds,
	Series B, 5.25%, 8/01/33	$ 500	$ 524,065
	Virginia State Public School Authority, Special Obligation
	School Financing Bonds (Fluvanna County), 6.50%, 12/01/35	360	404,809
			1,954,124
Transportation - 12.3%	Norfolk, Virginia, Airport Authority Revenue
	Bonds, Series A, 5.125%, 7/01/31 (a)(b)	1,500	1,448,955
	Richmond, Virginia, Metropolitan Authority, Expressway
	Revenue Refunding Bonds, 5.25%, 7/15/22 (a)(b)	1,250	1,333,000
			2,781,955
Utilities - 21.2%	Fairfax County, Virginia, Water Authority, Water Revenue
	Refunding Bonds, 5%, 4/01/27	1,205	1,223,449
	Henrico County, Virginia, Water and Sewer Revenue
	Refunding Bonds, 5%, 5/01/25	750	822,952
	Virginia State Resources Authority, Infrastructure Revenue
	Bonds (Pooled Financing Program), Senior Series B, 5%,
	11/01/33	2,000	2,068,280
	Virginia State Resources Authority, Infrastructure Revenue
	Bonds (Pooled Loan Program), Series A,
	5.125%, 5/01/27	635	651,148
			4,765,829
	Total Municipal Bonds in Virginia		27,879,417
	Total Municipal Bonds - 147.1%		33,128,915
	Municipal Bonds Transferred to Tender
	Option Bond Trusts (i)
Virginia - 9.1%
Education - 9.1%	University of Virginia, Revenue Refunding Bonds,
	5%, 6/01/40	2,000	2,062,900
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 9.1%		2,062,900
	Total Long Term Investments
	(Cost - $35,707,736) - 156.2%		35,191,815
	Short-Term Securities
Virginia - 0.9%	Virginia Small Business Financing Authority, Hospital
	Revenue Bonds (Carilion Clinic Center Project), VRDN,
	Series A, 0.24%, 6/01/09 (j)	200	200,000
	Total Short-Term Securities
	(Cost - $200,000) - 0.9%		200,000
	Total Investments (Cost - $35,907,736*) - 157.1%		35,391,815
	Other Assets Less Liabilities - 1.4%		313,978
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (4.5)%		(1,003,077)
	Preferred Shares, at Redemption Value - (54.0)%		(12,175,518)
	Net Assets Applicable to Common Shares - 100.0%	$ 22,527,198

BlackRock Virginia Municipal Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 34,982,495
Gross unrealized appreciation	$ 1,215,068
Gross unrealized depreciation	(1,805,748)
Net unrealized depreciation	$ (590,680)

(a) FGIC Insured.

(b) NPFGC Insured.

(c) FSA Insured.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity, and is subject to mandatory redemption at maturity.

(f) AMBAC Insured.

(g) Security is collateralized by Municipal or US Treasury Obligations.

(h) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(i) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(j) Security may have a maturity of more than one year at the time of issuance but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

BlackRock Virginia Municipal Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)

• The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards
No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	-
Level 2	$ 35,391,815
Level 3	-
Total	$ 35,391,815

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Virginia Municipal Bond Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Virginia Municipal Bond Trust

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: July 15, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Virginia Municipal Bond Trust

Date: July 15, 2009